NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SHORT TERM NOTES PAYABLE
Short-term notes payable, including related parties
	Short-term notes payable, including related parties
	September 30, 2022	December 31, 2021
Dr. Cartwright	$17	$34
Mr. Fowler	-	6
Premium Finance (insurance)	90	48
Short-term notes payable	$107	$88

	Short-term notes payable, including related parties
	December 31, 2021	December 31, 2020
Dr. Cartwright	$34	$46
Dr. Faupel	-	5
Mr. Fowler	6	-
Premium Finance (insurance)	48	45
Short-term notes payable	$88	$96

Notes payable in default, including related parties
	Notes payable in default, including related parties
	December 31, 2021	December 31, 2020
Mr. Mermelstein	$-	$285
Dr. Cartwright	-	1
Mr. Fowler	-	26
GPB	-	17
Notes payable in default	$-	$329